Accumulated Other Comprehensive Loss	12 Months Ended
Jan. 31, 2021
Stockholders' Equity Note [Abstract]
Accumulated Other Comprehensive Loss	ACCUMULATED OTHER COMPREHENSIVE LOSS

Accumulated other comprehensive loss includes items such as foreign currency translation adjustments and unrealized gains and losses on derivative financial instruments designated as hedges. Accumulated other comprehensive loss is presented as a separate line item in the equity section of our combined balance sheets. Accumulated other comprehensive loss items have no impact on our net income as presented in our combined statements of operations.

The following table summarizes changes in the components of our accumulated other comprehensive loss for the years ended January 31, 2021, 2020, and 2019:

(in thousands)	Unrealized Gains (Losses) on Derivative Financial Instruments Designated as Hedges	Foreign Currency Translation Adjustments	Total
Accumulated other comprehensive income (loss) at February 1, 2018	$2,733	$(11,160)	$(8,427)
Other comprehensive loss before reclassifications	(6,669)	(1,493)	(8,162)
Amounts reclassified out of accumulated other comprehensive income (loss)	(3,127)	—	(3,127)
Net other comprehensive loss	(3,542)	(1,493)	(5,035)
Accumulated other comprehensive loss at January 31, 2019	(809)	(12,653)	(13,462)
Other comprehensive income (loss) before reclassifications	1,755	(1,866)	(111)
Amounts reclassified out of accumulated other comprehensive loss	350	—	350
Net other comprehensive income (loss)	1,405	(1,866)	(461)
Accumulated other comprehensive income (loss) at January 31, 2020	596	(14,519)	(13,923)
Other comprehensive income (loss) before reclassifications	1,599	(1,545)	54
Amounts reclassified out of accumulated other comprehensive income (loss)	1,636	—	1,636
Net other comprehensive loss	(37)	(1,545)	(1,582)
Accumulated other comprehensive income (loss) at January 31, 2021	$559	$(16,064)	$(15,505)

All amounts presented in the table above are net of income taxes, if applicable. The accumulated net losses in foreign currency translation adjustments primarily reflect the strengthening of the U.S. dollar against the Brazilian real, which has resulted in lower U.S. dollar-translated balances of Brazilian real.

The amounts reclassified out of accumulated other comprehensive loss into the combined statements of operations, with presentation location, for the years ended January 31, 2021, 2020, and 2019, were as follows:

	Year Ended January 31,			Financial Statement Location
(in thousands)	2021	2020	2019
Unrealized gains (losses) on derivative financial instruments:
Foreign currency forward contracts	$39	$54	$(28)	Cost of software revenue
	117	(42)	(203)	Cost of software service revenue
	92	61	(387)	Cost of professional service and other revenue
	960	208	(1,735)	Research and development, net
	674	108	(1,128)	Selling, general and administrative
	1,882	389	(3,481)	Total, before income taxes
	(246)	(39)	354	(Provision) benefit for income taxes
	$1,636	$350	$(3,127)	Total, net of income taxes